Operating Expenses - Components of Operating Expenses (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Operating Expenses 1 [abstract]
Salaries, commissions and allowances	$ 565	$ 601	$ 1,152	$ 1,194
Share-based payments	18	26	43	47
Post-employment benefits	28	36	57	73
Total staff costs	611	663	1,252	1,314
Goods and services	295	309	637	640
Content	64	65	133	132
Telecommunications	9	9	19	22
Facilities	10	7	18	19
Fair value adjustments	1	(12)	5	(5)
Total operating expenses	$ 990	$ 1,041	$ 2,064	$ 2,122